WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	CONSUMER DISCRETIONARY — 14.9%
13,053	Black Rock Coffee Bar, Inc. - Class A*	$311,445
4,634	Boot Barn Holdings, Inc.*	767,946
6,038	Churchill Downs, Inc.	585,746
26,836	First Watch Restaurant Group, Inc.*	419,715
17,778	Fox Factory Holding Corp.*	431,828
5,532	Green Brick Partners, Inc.*	408,594
3,930	RH*	798,419
9,962	SharkNinja, Inc.*	1,027,580
2,678	Stride, Inc.*	398,861
3,390	Texas Roadhouse, Inc.	563,249
3,652	Wingstop, Inc.	919,135
		6,632,518
	CONSUMER STAPLES — 3.7%
15,426	Chefs' Warehouse, Inc.*	899,798
7,244	Performance Food Group Co.*	753,666
		1,653,464
	FINANCIALS — 8.1%
3,880	Evercore, Inc. - Class A	1,308,802
2,256	Primerica, Inc.	626,243
6,950	UMB Financial Corp.	822,532
9,820	Western Alliance Bancorp	851,590
		3,609,167
	HEALTH CARE — 17.6%
12,651	AtriCure, Inc.*	445,948
4,759	Axsome Therapeutics, Inc.*	577,980
10,903	Biohaven, Ltd.*	163,654
7,995	Bio-Techne Corp.	444,762
10,565	Bridgebio Pharma, Inc.*	548,746
3,929	Glaukos Corp.*	320,410
9,327	HealthEquity, Inc.*	883,920
10,243	Ideaya Biosciences, Inc.*	278,712
4,042	Inspire Medical Systems, Inc.*	299,916
2,817	iRhythm Technologies, Inc.*	484,496
780	Madrigal Pharmaceuticals, Inc.*	357,755
1,571	Penumbra, Inc.*	397,966
5,899	PTC Therapeutics, Inc.*	362,022
11,394	RadNet, Inc.*	868,337
2,535	Repligen Corp.*	338,853
10,169	Revolution Medicines, Inc.*	474,892
2,205	Rhythm Pharmaceuticals, Inc.*	222,683

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11,560	Ultragenyx Pharmaceutical, Inc.*	$347,725
		7,818,777
	INDUSTRIALS — 29.5%
10,056	AAON, Inc.	939,633
5,156	Applied Industrial Technologies, Inc.	1,345,974
2,455	Argan, Inc.	662,973
6,330	Casella Waste Systems, Inc. - Class A*	600,590
2,038	Dycom Industries, Inc.*	594,607
3,665	Installed Building Products, Inc.	904,009
12,683	Karman Holdings, Inc.*	915,713
9,945	Kratos Defense & Security Solutions, Inc.*	908,675
14,660	Mercury Systems, Inc.*	1,134,684
5,685	Novanta, Inc.*	569,353
2,526	Powell Industries, Inc.	769,950
5,689	Regal Rexnord Corp.	816,030
2,563	Saia, Inc.*	767,260
4,444	SiteOne Landscape Supply, Inc.*	572,387
2,795	Sterling Infrastructure, Inc.*	949,405
1,668	TopBuild Corp.*	651,954
		13,103,197
	MATERIALS — 2.5%
17,430	Avient Corp.	574,319
1,676	Centrus Energy Corp. - Class A*	519,677
		1,093,996
	REAL ESTATE — 1.7%
4,469	EastGroup Properties, Inc. - REIT	756,423
	TECHNOLOGY — 19.4%
14,352	ACI Worldwide, Inc.*	757,355
22,638	Clearwater Analytics Holdings, Inc. - Class A*	407,937
4,821	Commvault Systems, Inc.*	910,108
4,731	Credo Technology Group Holding, Ltd.*	688,881
14,102	Klaviyo, Inc. - Class A*	390,484
3,109	Monday.com, Ltd.*	602,182
10,722	Power Integrations, Inc.	431,132
11,492	Rambus, Inc.*	1,197,467
18,674	Semtech Corp.*	1,334,257
9,586	ServiceTitan, Inc. - Class A*	966,556

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
16,650	Varonis Systems, Inc.*	$956,876
		8,643,235
	TOTAL COMMON STOCKS
	(Cost $36,982,525)	43,310,777
	SHORT-TERM INVESTMENTS — 3.8%
1,675,296	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%[1]	1,675,296
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,675,296)	1,675,296
	TOTAL INVESTMENTS — 101.2%
	(Cost $38,657,821)	44,986,073
	Liabilities in Excess of Other Assets — (1.2)%	(547,729)
	TOTAL NET ASSETS — 100.0%	$44,438,344

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.